COASTLINE CORPORATE SERVICES, INC.
701 N. Green Valley Parkway
Suite 200
Henderson, NV 89074

October 4, 2010

United States Securities and Exchange Commission
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-7010
Attention: Mr. Michael F. Johnson, Esq.

Re:	Coastline Corporate Services, Inc. Revised Preliminary Information Statement on Schedule 14C Filed September 13, 2010 File No. 000-53630

Dear Mr. Johnson:

We are herewith filing with the Securities and Exchange Commission (the "Commission") the Revised Preliminary Information Statement on Schedule 14C in response to the Commission's comment letter, dated September 20, 2010, filed with the Commission on September 13, 2010 (the “Information Statement”).

In addition to filing the revised Information Statement, we supplementally respond to the Commission's comments to the Information Statement as follows:

Principal Features of Reincorporation, page 5

1.           Comment No. 1.     We refer to prior comment 4 and note that you continue to state in your filing that the rights of you shareholders “will not be materially affected by the Reincorporation Merger.”  Please provide further support for this assertion, given the disclosure elsewhere in your document of a number of material differences between Florida and Nevada corporate laws and between the Articles of Incorporation and Bylaws of the Florida and Nevada corporations.  In this regard, as one example of a significant change in shareholder rights that you indicate will result from the reincorporation merger, we note your disclosure on page 17 that unlike Florida law, Nevada law does not provide for dissenters’ right in the case of sale of assets.  Please advise or revise your filing to describe more accurately the impact of the reincorporation on shareholder rights.

Response to Comment No. 1.     The Information Statement was amended to identify the changes in the Company’s organizational documents which will materially affect shareholder rights after the reincorporation merger. As a result of the reincorporation merger, stockholders’ rights with respect to the votes required to remove directors, issuance of preferred stock, setting a record date and sale of assets will be materially affected. Please refer to the section “Significant Changes in the Company’s Charter and Bylaws to be implemented by the Reincorporation” on page 9 of the Information Statement.

Significant Changes in the Company’s Charter and Bylaws to be Implemented by the Reincorporation, page 10

2.           Comment No. 2.     In your response to prior comment 5 you state “Amendment No.1 amends the Information Statement to state that the Company will not be adopting additional discretionary provisions in the organizational documents of Dakota Gold that differs from those in Coastline’s organizational documents other than those stated in the Information Statement;” however, we are unable to locate disclosure of this effect in your revised information statement. Please revise your filing to state, if true, that you are not adopting any other discretionary provisions in the organizational documents of the Nevada corporation that differs from those under your current charter and bylaws except as otherwise identified. Further, as previously requested, identify in this section the specific changes in the organizational documents of the Nevada corporation that were made at the discretion of the Company as oppose to changes made to reflect the statutory requirements of Nevada law.

2.           Response to Comment No. 2.     The Information Statement was amended to reflect that the Company will not be adopting any other discretionary provisions in the organizational documents of Dakota Gold that differ from those in Coastline’s organizational documents other than those stated in the Information Statement. The discretionary provisions in the organizational documents of Dakota Gold that differ from the discretionary provisions in Coastline’s organizational documents are marked by an asterisk (*) in the Information Statement under the section “Significant Changes in the Company’s Charter and Bylaws to be implemented by the Reincorporation.” At the Commission’s request, we have indicated which changes were adopted as a result of the statutory requirements of Nevada law in said section.

Comparative Rights to Stockholders under Florida and Nevada Law, page 13

3.           Comment No. 3.     We refer to prior comment 7. Your disclosure statement that “despite the difference between the Articles of Incorporation of Coastline and the Articles of Incorporation of Dakota Gold, the voting rights, votes required for the election of director and other matters, removal of directors, indemnification provisions procedures for amending the Articles of Incorporation, procedures for the removal of directors, dividend and liquidation rights, examination of books and records and procedures for setting a record date will not change in any material way.” In this regard we note that the Bylaws of Dakota Gold appended to your Information Statement provides that the holder of a majority of shares of the corporation may remove directors, with or without cause, but disclosure elsewhere in your information statement states that Nevada law provides that directors cannot be removed absent the approval of two-thirds of your stockholders. Please advise whether the Nevada Revised Statutes or your Bylaws will govern the removal of directors.  In the event that Nevada law will govern, revise your statement that the removal of directors will not change in a material way.

Response to Comment No. 3.     The Information Statement has been revised to remove the discrepancies regarding the votes required to remove of directors from office. Pursuant to Nevada law and the Bylaws of the Company, directors cannot be removed absent the approval of two-thirds of the holders of the Company’s capital stock.

4.           Comment No. 4     We refer to prior comment 8 and reissue that comment. Please revise the statement that there are some material differences between the Florida Business Corporation Act (the “FBCA”)  and the NRS which are summarized in the chart below” to indicate, if true that you have disclosed all material differences between the two bodies of law that materially impact shareholder rights, as your response to comment 8 suggests.  This comment also applies to your statement on page 10 that “the following chart summarizes some of the material differences between the Articles of Incorporation and Bylaws of the Florida and Nevada corporations.” In other words, you should revise this section also to indicate if true, that you have disclosed all material differences between the Articles of Incorporation and Bylaws of the Florida and Nevada corporations that materially impact shareholder rights.

Response to Comment No. 4.     The Information Statement has been amended to reflect that we have disclosed all material differences between the Florida Business Corporation Act and the Nevada Revised Statutes and the Articles of Bylaws of Coastline and Dakota Gold that materially impact shareholder rights.

The Company respectfully submits via EDGAR the foregoing responses to the Commission and Amendment No.1 to the Information on Schedule 14C as requested by the Commission.   In addition, the Company hereby acknowledges that:

•	the company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions regarding these matters, please do not hesitate to call David Lubin, Esq., counsel for the Company, (516) 887-8200, facsimile (516) 887-8250.  Thank you for your attention to this matter.

Sincerely yours,

/s/ Daulat Nijjar
Daulat Nijjar
Chief Executive Officer